CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ (416,825,268)	$ (65,408,980)	¥ 393,433,738	¥ (196,168,740)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Gain on disposal of property, equipment and software	(3,908,778)	(613,373)	(29,793)	(2,153,158)
Gain on disposal of subsidiaries	(15,015,770)	(2,356,302)	(475,588,803)	(1,206,925)
Gain on disposal of other investments			(2,818,643)	(13,430,588)
Share-based compensation expenses	150,166,481	23,564,398	55,056,426	21,750,533
Impairment on equity investments	7,599,505	1,192,528	1,172,755	4,666,128
Impairment (gain) on other investments	(17,245,513)	(2,706,198)	18,000,000	3,791,039
Impairment on other long-lived assets			6,515,200	34,881,000
Impairment loss of equipment, intangible assets	11,639,246	1,826,452		0
Impairment of cryptocurrencies	50,887,472	7,985,355		0
Provision for doubtful accounts receivable	320,729	50,329	103,501	169,416
Impairment on advances to suppliers			20,699,885	0
Impairment on other advances				5,980,787
Provision for doubtful other receivables	298,221	46,797	2,244,446	0
Consulting fees paid by issuance of shares			6,781,815	35,091,686
Gain on extinguishment of convertible notes			(56,755,902)	0
Gain from change in fair value of conversion feature derivative liability	(62,246,860)	(9,767,891)		0
Depreciation and amortization of property, equipment and software	47,435,448	7,400,000	447,782	2,778,778
Amortization of land use right				1,440,682
Share of loss in equity method investments	1,725,152	270,714	2,165,935	2,847,260
Gain on disposal of investment in equity investee and available-for-sales investment			(174,295)	(694,628)
Foreign currency exchange loss	6,449,136	1,012,010	8,319,669	5,474,002
Fair value change on warrant liability			(37,851)	(1,292,244)
Exchange rate change on convertible notes face value	(2,296,722)	(360,406)
Amortization of discount and interest on convertible notes	120,626,467	18,928,925	2,923,316	33,154,191
Gain on waiver of interest-free loan			(35,397,500)	0
Payment of issuance cost by issuance of shares			455,658	0
Royalty fee paid by issuance of shares	1,188,828	186,553		0
Non-cash lease expense	3,893,019	610,900	699,733	409,048
Changes in operating assets and liabilities:
Change in accounts receivable	(13,628,485)	(2,138,607)	3,955	313,044
Change in advances to suppliers	(2,753,414)	(432,071)	(19,575,974)	(1,419,353)
Change in prepayments and other current assets	(537,076,522)	(84,279,025)	(2,877,084)	(6,628,897)
Change in right-of-use assets			3,408,781	(9,666,652)
Change in accounts payable	38,799,942	6,088,558	(2,635,008)	246,764
Change in amounts due to related parties	44,543	6,990	(1,550,100)	3,144,106
Change in other taxes payable	(2,833,161)	(444,585)	89,779	(491,112)
Change in advances from customers	3,174,181	498,098	(1,515,786)	(15,887)
Change in deferred revenue				(159,125)
Change in interest payable	937,328	147,087	(5,371,931)	1,457,811
Change in accrued expenses and other current liabilities	60,345,979	9,469,601	(21,039,288)	11,896,337
Change in lease liabilities	(4,485,278)	(703,838)	(3,407,670)	9,659,375
Change in intangible assets - cryptocurrencies	(114,904,483)	(18,031,021)		0
Net cash used in operating activities	(687,688,577)	(107,913,345)	(106,253,254)	(54,175,322)
Cash flows from investing activities
Proceeds from disposal of subsidiaries			443,939,997	0
Proceeds from disposal of assets and liabilities classified as held- for- sale				49,300,000
Proceeds from disposal of other investments				37,026,498
Proceeds from disposal of equity investee and available-for-sale investments				694,628
Proceeds from disposal of property, equipment and software	11,725,873	1,840,045	183,003	2,648,259
Proceed from tokens transferred				6,887,915
Refund from subscribed tokens			5,838,471	0
Purchase of equity method investments	(13,934,157)	(2,186,573)	(3,338,690)	0
Purchase of other investments	(46,611,013)	(7,314,285)	(8,000,000)	0
Deposit for joint venture arrangement				(34,881,000)
Decrease in cash and cash equivalents on disposal of subsidiaries	(239,182)	(37,533)		0
Purchase of property, equipment and software	(75,621,008)	(11,866,586)	(359,573)	(796,921)
Purchase of Intangible assets	(16,403,586)	(2,574,081)		0
Net cash (used in) provided by investing activities	(141,083,073)	(22,139,013)	438,263,208	60,879,379
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	1,011,476,118	158,722,675	47,430,195	0
Proceeds from warrants exercises	64,471,143	10,116,929		0
Proceeds from the issuance of convertible note	161,588,128	25,356,703	3,358,369	0
Loans from a related party				16,065,376
Repayment of loans to a related party	(6,378,690)	(1,000,956)	(42,545,136)	(10,023,576)
Proceeds from other loans				34,881,000
ADS issuance fee	(3,720,691)	(583,858)	(7,849,390)	0
Payment for financial products	(800,000)	(125,537)		0
Repayments of convertible notes			(318,929,623)	0
Net cash (used in) provided by financing activities	1,226,636,008	192,485,956	(310,686,195)	40,922,800
Effect of foreign exchange rate changes on cash and cash equivalents	(1,139,822)	(178,862)	259,337	1,257,310
Cash reclassified as held for sale				(43,027,475)
Net change in cash and cash equivalents	396,724,536	62,254,736	21,583,096	5,856,692
Cash and cash equivalents, beginning of year	31,696,237	4,973,832	10,113,141	4,256,449
Cash and cash equivalents, end of year	428,420,773	67,228,568	31,696,237	10,113,141
Supplemental disclosure of cash flow information:
Interest paid			47,695,297	0
Income taxes paid			7,165,097	0
Non-cash investing and financing activities
Shares issued for equity investments and other investments				236,667
Cash paid for amounts included in the measurement of operating lease liabilities	4,813,050	755,273	¥ 2,842,464	1,271,769
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	5,107,653	801,502		0
Share issued for purchase of Bitcoin mining machine	144,216,693	22,630,746		0
Shares issued for repayments of convertible notes	46,719,202	7,331,262		0
Conversion of warrant payable	¥ 1,854,957	$ 291,083		¥ 0